Finance income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Interest income on :
Bank deposits		₨ 74,197	₨ 125,697	₨ 89,131
Others		8,870	5,061	727
Unwinding of discount on other financial assets		8,845	8,400	5,214
Total	$ 1,412	₨ 91,912	₨ 139,158	₨ 95,072